Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Changes in the carrying amount of goodwill	$ 0
Amortizing intangible assets:
Gross Carrying Amount	1,829		1,829	1,575
Accumulated Amortization	(901)		(789)	(546)
Net Carrying Amount	928		1,040	1,029
Amortization expense	112	124	243	244	242
Estimated amortization expense
Remaining six months of 2013	77
2014	78		78
2015	78		78
2016	78		78
2017	78		78
Thereafter	539		537
Customer relationships
Amortizing intangible assets:
Gross Carrying Amount	600		600	600
Accumulated Amortization	(561)		(486)	(338)
Net Carrying Amount	39		114	262
Customer relationships | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	4 years		4 years	4 years
Trade name
Amortizing intangible assets:
Gross Carrying Amount	400		400	400
Accumulated Amortization	(105)		(91)	(64)
Net Carrying Amount	295		309	336
Trade name | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	14 years		14 years	14 years
Contributor content
Amortizing intangible assets:
Gross Carrying Amount	450		450	450
Accumulated Amortization	(113)		(98)	(68)
Net Carrying Amount	337		352	382
Contributor content | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	15 years		15 years	15 years
Non-compete agreement
Amortizing intangible assets:
Gross Carrying Amount	100		100	100
Accumulated Amortization	(100)		(100)	(75)
Net Carrying Amount				25
Non-compete agreement | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	3 years		3 years	3 years
Patents
Amortizing intangible assets:
Gross Carrying Amount	193		193
Accumulated Amortization	(16)		(11)
Net Carrying Amount	177		182
Patents | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	17 years		17 years
Domain name
Amortizing intangible assets:
Gross Carrying Amount	86		86	25
Accumulated Amortization	(6)		(3)	(1)
Net Carrying Amount	$ 80		$ 83	$ 24
Domain name | Weighted Average
Amortizing intangible assets:
Weighted Average Life (Years)	15 years		15 years	15 years